Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
Investment and Mortgage-Backed Securities, Held to Maturity

On June 30, 2013, the Company transferred all of its investment and mortgage-backed securities classified as held to maturity to available for sale. Based on changes in the current rate environment, management elected this change in an effort to more effectively manage the investment portfolio, including subsequently selling some securities that were formerly classified as held to maturity. The amortized cost of the securities that were transferred totaled $72.0 million and the net unrealized gain related to these securities totaled $1.4 million on the date of the transfer. As a result of the transfer and subsequent sales, the Company believes it has tainted its held to maturity classification and judgment will be required in the future in determining when circumstances have changed such that management can assert with a great degree of credibility that it has the intent and ability to hold debt securities to maturity. Based on this guidance, the Company does not expect to classify any securities as held to maturity within the near future.
(3)         Investment and Mortgage-Backed Securities, Held to Maturity, Continued

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities held to maturity at December 31, 2012 are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$7,996,378	$123,702	$21,160	$8,098,920
Federal Farm Credit Bank ("FFCB") Securities	6,796,255	2,070	23,727	6,774,598
FNMA and FHLMC Bonds	4,019,931	29,029	4,560	4,044,400
SBA Bonds	5,865,767	315,841	6,139	6,175,469
Mortgage-Backed Securities	51,238,931	3,280,100	95,532	54,423,499
Equity Securities	155,000	—	—	155,000
	$76,072,262	$3,750,742	$151,118	$79,671,886

Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are backed by the full faith and credit of the United States government.  At December 31, 2012, the Bank held an amortized cost and fair value of $47.2 million and $50.4 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The Company has not invested in any private label mortgage-backed securities. At December 31, 2012, the amortized cost and fair value of investment and mortgage-backed securities held to maturity pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $12.2 million and $12.8 million, respectively at December 31, 2012.

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$1,978,840	$21,160	$—	$—	$1,978,840	$21,160
FFCB Securities	5,772,528	23,727	—	—	5,772,528	23,727
FNMA And FHLMC Bonds	1,021,910	4,560	—	—	1,021,910	4,560
SBA Bonds	3,249,478	6,139	—	—	3,249,478	6,139
Mortgage-Backed Securities	7,659,461	95,532	—	—	7,659,461	95,532
	$19,682,217	$151,118	$—	$—	$19,682,217	$151,118